TAXATION - Current and Deferred Income Tax Expense (Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current income tax expense:
PRC entities	¥ 194,297		¥ 239,477	¥ 223,903
Total	194,297		239,477	223,903
Deferred income tax expense (benefit):
PRC entities	(5,880)		(3,587)	18,531
Total	(5,880)	$ (901)	(3,587)	18,531
Income tax expense:
PRC entities	188,417		235,890	242,434
Total	¥ 188,417	$ 28,876	¥ 235,890	¥ 242,434